ACCUMULATED OTHER COMPREHENSIVE INCOME (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Reclassifications out of Accumulated Other Comprehensive Income (Loss)
Gain on sale of securities	$ 10,821	$ 109,712
Tax expense	(1,675,469)	(1,360,598)
Net of tax	4,637,754	3,826,192
Reclassifications out of Accumulated Other Comprehensive Income (Loss) | Unrealized Gains and Losses on Available-for-Sale Securities
Reclassifications out of Accumulated Other Comprehensive Income (Loss)
Gain on sale of securities	10,821	109,712
Tax expense	(4,220)	(40,593)
Net of tax	$ 6,601	$ 69,119